Related Parties - Summary of Key Management Personnel Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 3,746	$ 1,420
Share-based compensation	5,786	1,535
Total	$ 9,532	$ 2,955